Interest On Pension And Other Post-Employment Benefit Obligations (Tables)	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Summary of Interest On Pension And Other Post Employment Benefit Obligations

Year ended,	March 31, 2024	March 31, 2023

Interest on pension and other post-employment benefit obligations is comprised of:

Interest on defined benefit pension obligation (Note 20)	$8.6	$7.3

Interest on other post-employment benefit obligation (Note 21)	10.7	9.9

	$19.3	$17.2